Expense Example - Innovator Equity Dual Directional 15 Buffer ETF - August - Innovator Equity Dual Directional 15 Buffer ETF - August	Jul. 17, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252